Condensed Statements of Cash Flows - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 90,965	$ (162,880)	$ (215,218)	$ 983,439
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized and realized gains on investments held in the Trust	(2,204,244)	(105,741)	(11,336)	(2,978,570)
Change in operating assets and liabilities
Prepaid expenses	57,787	59,662	(331,557)	183,022
Accrued offering costs	0	(344,109)	349,109	(349,109)
Accrued expenses	1,503,948	(91,891)	158,930	971,645
Net cash used in operating activities	(551,544)	(644,959)	(50,072)	(1,189,573)
Cash flows from investing activities:
Funds deposited into the Trust Account			(204,102,000)
Net cash used in investing activities			(204,102,000)
Cash flows from financing activities:
Proceeds from sale of units			200,010,000	0
Proceeds from sale of warrants			8,638,500
Offering costs			(4,085,626)
Proceeds from sale of Representative Shares			500,000
Proceeds from issuance of ordinary shares to Sponsor			25,000
Proceeds from Sponsor note			300,000
Repayment of sponsor note			(300,000)
Proceeds from related party funding			332,026	4,734
Repayment of related party funding			(332,026)
Proceeds from convertible note – related party	675,000	0		300,000
Net cash provided by financing activities	675,000		205,087,879	304,734
Net change in cash	123,456	(644,959)	935,802	(884,839)
Cash at beginning of period	50,963	935,802	0	935,802
Cash at end of period	174,419	290,843	935,802	50,963
Non-cash financing activities:
Deferred underwriting commissions			6,525,000	0
Initial classification of Class A ordinary shares subject to possible redemption			204,102,000	0
Remeasurement of Class A ordinary shares to redemption value	$ 2,204,244	$ 0	$ 20,543,086	$ 2,989,906